U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and Address of issuer:
               INVESCO Counselor Series Funds, Inc.
               4350 South Monaco Street
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                  INVESCO Mid-Cap Growth Fund
                     Institutional Class
                     Class A
                     Class B
                     Class C

3.   Investment Company Act File Number: 811-09913

     Securities Act File Number:   333-36074

4(a) Last day of fiscal year for which this Form is filed: April 30, 2002

4(b) _X_ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c) ____ Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

      (i)    Aggregate sales price of securities
             sold during the fiscal year
             pursuant to section 24(f)                  $4,738,943
                                                        ----------

      (ii)   Aggregate price of securities
             redeemed or repurchased during
             the fiscal year:                           $10,925,942
                                                        -----------

      (iii)  Aggregate price of securities
             redeemed or repurchased during
             any prior fiscal year ending no
             earlier than October 1, 1995 that
             were not previously used to reduce
             registration fees payable to the
             Commission                                 $0
                                                        --

      (iv)   Total available redemption credits
             [add items 5(ii) and 5(iii)]               $10,925,942
                                                        -----------

      (v)    Net sales - if item 5(i) is greater
             than item 5(iv) [subtract item 5(iv)
             from item 5(i)]                            $0
                                                        --

      (vi)   Redemption credits available for use in
             future years - if item 5(i) is less than
             item 5(iv) [subtract item 5(iv) from item
             5(i)]                                      $6,186,999
                                                        ----------
      (vii)  Multiplier for determining
             registration fee (See Instruction C.9)     x0.000092
                                                        ---------
      (viii) Registration fee due [multiply item 5(v)
             by item 5(vii)] (enter "0" if no fee is
             due):                                      = $0
                                                        ----

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7.   Interest due - if this Form is being filed more than
     90 days after the end of the Issuer's fiscal year
     (see instruction D)                                :       +$0
                                                                ---
8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:                  = $0
                                                                ----

9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:
                                        ___   Wire Transfer
                                        ___   Mail or other means

                                    SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                              INVESCO Counselor Series Funds, Inc.
                                INVESCO Mid-Cap Growth Fund
                                  --Institutional Class
                                  --Class A
                                  --Class B
                                  --Class C


                              By:/s/ Mark H. Williamson
                                 -----------------------
                                     Mark H. Williamson
                                     President


Date: November 1, 2002